Leases (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Leases [Abstract]
Borrowing rate	4.80%	4.80%
Operating lease expense	$ 27,733	¥ 194,301	¥ 195,303